Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due to a related party	June 30, 2023	June 30, 2022
Silvercorp Metals Inc.	$56,102	$377,031

(a) Silvercorp Metals Inc. (“Silvercorp”) has one director and one officer (June 30, 2022 – two directors and one officer) in common with the Company. Silvercorp and the Company share office space and Silvercorp provides various general and administrative services to the Company. The Company expects to continue making payments to Silvercorp in the normal course of business. Office and administrative expenses rendered and incurred by Silvercorp on behalf of the Company for the year ended June 30, 2023 were $844,949 (year ended June 30, 2022 - $726,387).

During the year ended June 30, 2022, the Company’s subsidiary Qinghai Found borrowed a loan of $283,688 (RMB ¥1.9 million) from one of Silvercorp’s subsidiaries in China to facilitate the closure of the RZY compensation transaction. During the year ended June 30, 2023, the loan plus interest of $23,422 were repaid in full.

(b)	Compensation of key management personnel

The remuneration of directors and other members of key management personnel for the years ended June 30, 2023 and 2022 are as follows:

	Years ended June 30,
	2023	2022
Director’s cash compensation	$59,715	$82,608
Director’s share-based compensation	624,263	338,702
Key management’s cash compensation	867,499	988,753
Key management’s share-based compensation	2,137,888	461,947
	$3,689,365	$1,872,010

Other than as disclosed above, the Company does not have any ongoing contractual or other commitments resulting from transactions with related parties.